PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.9%
Communication Services: 8.3%
1,671,832
AT&T, Inc.
$ 47,279,409
2 .0
158,026  Meta Platforms, Inc.
- Class A
91,079,865
3 .9
637,990
(1)
Pinterest, Inc. - Class A
19,777,690
0 .8
3,441,689
(1)
Warner Bros
Discovery, Inc.
36,929,323
1 .6
195,066,287
8 .3
Consumer Discretionary: 8.8%
555,784
(1)
Amazon.com, Inc.
105,743,464
4 .5
5,991
Booking Holdings, Inc.
27,599,998
1 .2
532,962  Las Vegas Sands
Corp.
20,588,322
0 .9
90,176
Lowe's Cos., Inc.
21,031,748
0 .9
155,670
Tapestry, Inc.
10,960,725
0 .5
126,733
Williams-Sonoma, Inc.
20,036,487
0 .8
205,960,744
8 .8
Consumer Staples: 7.4%
1,838,380  Albertsons Cos., Inc.
- Class A
40,425,976
1 .7
1,871,027
Kenvue, Inc.
44,867,228
1 .9
555,053
McCormick & Co., Inc.
45,686,412
1 .9
276,003  Philip Morris
International, Inc.
43,809,956
1 .9
174,789,572
7 .4
Energy: 4.3%
372,081  Chesapeake Energy
Corp.
41,420,057
1 .8
253,703
Chevron Corp.
42,441,975
1 .8
533,008
HF Sinclair Corp.
17,525,303
0 .7
101,387,335
4 .3
Financials: 12.9%
464,438  American International
Group, Inc.
40,378,240
1 .7
137,640  Arthur J Gallagher &
Co.
47,518,833
2 .0
860,181
Bank of America Corp.
35,895,353
1 .5
384,248  Bank of New York
Mellon Corp.
32,226,880
1 .4
396,404
Citigroup, Inc.
28,140,720
1 .2
53,734  Goldman Sachs
Group, Inc.
29,354,347
1 .3
179,043  Intercontinental
Exchange, Inc.
30,884,917
1 .3
143,292  PNC Financial
Services Group, Inc.
25,186,435
1 .1
466,759
Wells Fargo & Co.
33,508,629
1 .4
303,094,354
12 .9
Health Care: 12.3%
288,241
Abbott Laboratories
38,235,169
1 .6
531,629  Bristol-Myers Squibb
Co.
32,424,053
1 .4
79,388
Cigna Group
26,118,652
1 .1
46,664
McKesson Corp.
31,404,405
1 .3
17,562
(1)
Mettler-Toledo
International, Inc.
20,739,141
0 .9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
64,531
Stryker Corp.
$ 24,021,665
1 .0
69,938  Thermo Fisher
Scientific, Inc.
34,801,149
1 .5
74,975  UnitedHealth Group,
Inc.
39,268,156
1 .7
86,185
(1)
Vertex
Pharmaceuticals, Inc.
41,784,212
1 .8
288,796,602
12 .3
Industrials: 8.5%
192,572
3M Co.
28,281,124
1 .2
264,639
(1)
Boeing Co.
45,134,182
1 .9
79,198
Deere & Co.
37,171,581
1 .6
104,910
Dover Corp.
18,430,589
0 .8
393,822  Johnson Controls
International PLC
31,549,080
1 .3
34,568
Parker-Hannifin Corp.
21,012,159
0 .9
50,275
(1)
Saia, Inc.
17,567,593
0 .8
199,146,308
8 .5
Information Technology: 28.5%
64,394
(1)
Adobe, Inc.
24,697,031
1 .1
893,011
Apple, Inc.
198,364,534
8 .4
393,445
Broadcom, Inc.
65,874,496
2 .8
776,884
(1)
Dropbox, Inc. - Class A
20,750,572
0 .9
165,731
(1)
Globant SA
19,509,853
0 .8
283,128  Micron Technology,
Inc.
24,600,992
1 .1
390,969
Microsoft Corp.
146,765,853
6 .2
590,740
NVIDIA Corp.
64,024,401
2 .7
195,874  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
32,515,084
1 .4
129,342
Visa, Inc. - Class A
45,329,197
1 .9
121,762
(1)
Workday, Inc. - Class A
28,435,080
1 .2
670,867,093
28 .5
Materials: 2.0%
509,408
Alcoa Corp.
15,536,944
0 .7
196,253  CF Industries
Holdings, Inc.
15,337,172
0 .7
124,212
Nucor Corp.
14,947,672
0 .6
45,821,788
2 .0
Real Estate: 3.5%
312,092
Boston Properties, Inc.
20,969,462
0 .9
131,239  Extra Space Storage,
Inc.
19,487,679
0 .8
277,907
Welltower, Inc.
42,578,131
1 .8
83,035,272
3 .5
Utilities: 2.4%
278,050
Duke Energy Corp.
33,913,758
1 .4
284,432  Public Service
Enterprise Group, Inc.
23,408,754
1 .0
10,000,000
(2)(3)
Southern Energy
—
0.0
57,322,512
2 .4
Total Common Stock
(Cost $1,900,886,782)
2,325,287,867
98 .9

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Growth and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 0.9%
Mutual Funds: 0.9%
20,135,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $20,135,000) $ 20,135,000 0 .9
Total Short-Term
Investments
(Cost $20,135,000)
$ 20,135,000
0 .9
Total Investments in
Securities
(Cost $1,921,021,782) $ 2,345,422,867 99 .8
Assets in Excess of
Other Liabilities 4,762,936 0.2
Net Assets $ 2,350,185,803 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Growth and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 195,066,287 $ — $ — $ 195,066,287
Consumer Discretionary 205,960,744 — — 205,960,744
Consumer Staples 174,789,572 — — 174,789,572
Energy 101,387,335 — — 101,387,335
Financials 303,094,354 — — 303,094,354
Health Care 288,796,602 — — 288,796,602
Industrials 199,146,308 — — 199,146,308
Information Technology 670,867,093 — — 670,867,093
Materials 45,821,788 — — 45,821,788
Real Estate 83,035,272 — — 83,035,272
Utilities 57,322,512 — — 57,322,512
Total Common Stock 2,325,287,867 — — 2,325,287,867
Short-Term Investments 20,135,000 — — 20,135,000
Total Investments, at fair value $ 2,345,422,867 $ — $ — $ 2,345,422,867
At March 31, 2025, Voya Growth and Income Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Southern Energy 11/30/2005 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 473,274,864
Gross Unrealized Depreciation (48,873,779)
Net Unrealized Appreciation $ 424,401,085